Financial Instruments - Summary of Movements in Provision for Impairment of Receivables from Financial Services, Trade Receivables and Due from Related Parties (Detail) - Loss Allowance - TRY (₺)
₺ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	₺ 4,893	₺ 17,476
Provision for impairment recognized during the year	2,359	(7,135)
Inflation adjustment	(1,789)	(5,448)
Closing balance	5,463	4,893
Trade Receivables and Other Assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	873,816	1,574,960
Provision for impairment recognized during the year	1,244,121	1,724,550
Amounts collected	(434,224)	(421,358)
Receivables written off during the year as uncollectible	(764,786)	(1,374,926)
Transfer to asset held for sale		(128,858)
Effect of changes in exchange rates	15,617	130,225
Inflation adjustment	(275,932)	(630,777)
Closing balance	658,612	873,816
Assets held for sale		(128,858)
Other assets from financial services
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	212,167	213,910
Provision for impairment recognized during the year	413,530	233,277
Amounts collected	(211,129)	(120,687)
Receivables transferred with receivables transfer contract	(185,863)	(9,753)
Inflation adjustment	(67,214)	(104,580)
Closing balance	₺ 161,491	₺ 212,167